UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

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One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)

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Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-800-464-3108
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following Funds, each of which is a series of Schroder Series Trust:
Schroder Core Bond Fund
Schroder Long Duration Investment-Grade Bond Fund

Non-Voting Funds

Schroder Core Bond Fund
There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Schroder Long Duration Investment-Grade Bond Fund
There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

 SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Schroder Series Trust

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 25, 2021